LEASES (Tables)	9 Months Ended
Mar. 31, 2022
Leases
SCHEDULE OF LOCATION SQUARE FOOTAGE LEASE COMMENCEMENT DATE EXPIRATION DATE TERMS AND PAYMENTS

The properties’ location, square footage, lease commencement date, expiration date, terms and payments are as follows:

	Belfrics Holding Ltd	Belfrics International Ltd	Belfrics BT SDN BHD	Belfrics Kenya Ltd	Belfrics Cryptex Pvt Ltd	Belfrics BT Pvt Ltd
Location	OKK Abudllah, Labuan	OKK Abudllah, Labuan	OKK Abudllah, Labuan	Chiromo Road, Nairobi	Bangalore, India	Bangalore, India
Square Footage	300 sq ft	700 sq ft	300 sq ft	974 sq ft	3,123 sq ft	3,123 sq ft
Lease commencement date	January 1, 2020	January 1, 2020	January 1, 2020	January 1, 2018	October 15, 2021	January 1, 2022
Lease expiration date	December 31, 2022	December 31, 2022	December 31, 2022	April 1, 2023	October 14, 2024	December 31, 2024
Lease terms	3 years	3 years	3 years	5 years	3 years	3 years
Monthly lease payments	$717	$837	$717	$804	$3,139	$3,139

Right-of-use asset is summarized below:

	Belfrics Holding Ltd	Belfrics International Ltd	Belfrics BT SDN BHD	Belfrics Kenya Ltd	Belfrics Cryptex Pvt Ltd	BelfricsBT Pvt Ltd (India)	Total
Office Lease	$11,225	$13,096	$11,225	$61,643	$115,085	$115,085	$327,359
Less accumulated amortization	(4,842)	(5,649)	(4,842)	(21,139)	(17,789)	(8,855)	(63,116)
Right-of-use, net	$6,383	$7,447	$6,383	$40,504	$97,296	$106,230	$264,243

SCHEDULE OF OPERATING LEASE LIABILITY

Operating lease liability is summarized below:

	Belfrics Holding Ltd	Belfrics International Ltd	Belfrics BT SDN BHD	Belfrics Kenya Ltd	Belfrics Cryptex Pvt Ltd	Belfrics BT Pvt Ltd (India)	Total
Office Lease	$6,383	$7,447	$6,383	$40,504	$98,279	$106,721	$265,717
Less: current portion	(6,383)	(7,447)	(6,383)	(27,866)	(35,523)	(34,723)	(118,325)
Long term portion	$-	$-	$-	$12,638	$62,756	$71,998	$147,392

SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities are as follows:

	Belfrics Holding Ltd	Belfrics International Ltd	Belfrics BT SDN BHD	Belfrics Kenya Ltd	Belfrics Cryptex Pvt Ltd	Belfrics BT Pvt Ltd (India)	Total

Year ending June 30, 2022	$2,161	$2,521	$2,161	$9,553	$9,417	$18,834	$44,647
Year ending June 30, 2023	4,322	5,042	4,322	31,843	39,081	39,081	123,691
Year ending June 30, 2024	-	-	-	-	54,868	54,868	109,736
Total future minimum lease payments	6,483	7,563	6,483	41,396	103,366	112,783	278,074
Less imputed interest	(100)	(116)	(100)	(892)	(5,087)	(6,062)	(12,357)
PV of Payments	$6,383	$7,447	$6,383	$40,504	$98,279	$106,721	$265,717